Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract].
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2017 and 2016 were as follows:

	2017	2016
	(U.S. $ in millions)
Goodwill as of January 1,	$385.6	$383.9
Translation differences	1.5	1.7
Goodwill as of December 31,	$387.1	$385.6